Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Property, Plant and Equipment

Property, plant and equipment at March 31, 2013 and 2014 were composed of the following:

	Yen (Millions)
	2013	2014
Land	¥14,557	14,822
Buildings	26,213	31,304
Machinery and equipment	24,071	22,088
Tools, furniture and fixtures	16,191	15,444
Construction in progress	4,205	1,099

	85,237	84,757
Less accumulated depreciation	43,869	44,832

	¥41,368	39,925